Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020	Aug. 31, 2019
Related Party Transaction [Line Items]
Related party revenue		$ 1,284	$ 3,386	$ 6,825
Related party payables, net		970	2,515
Related party receivables		496	874
Operating cash flows from operating leases		1,761	2,767	3,106
Operating lease right-of-use assets		10,901	12,337
Total lease liabilities		8,207
Related Party Owner
Related Party Transaction [Line Items]
Operating cash flows from operating leases		1,536	1,505	1,477
Operating lease, expense		2,224	2,224	2,224
Operating lease right-of-use assets		10,323	11,957
Total lease liabilities		7,545	8,490
One-Time Bonus Payment | Founder
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 10,000
Revenue Share Expenses | Related Party Owner And Affiliates
Related Party Transaction [Line Items]
Expenses from transactions with related party		10,326	5,891	3,063
Call Center Support And Other Services Expense | Related Party Owner And Affiliates
Related Party Transaction [Line Items]
Expenses from transactions with related party		1,260	1,005	1,647
Corporate Functions | Related Party Owner
Related Party Transaction [Line Items]
Related party payables, net		1,037	3,288
Fees And Accounting And Marketing Services Revenue | Class B Unitholders
Related Party Transaction [Line Items]
Related party revenue		358	348	338
Related party receivables		$ 358	689
Lead Generation Marketing Expense | Related Party Vendor
Related Party Transaction [Line Items]
Expenses from transactions with related party			15,326
Class B Unitholder Note, Issued August 2019 | Class B Unitholders
Related Party Transaction [Line Items]
Interest income			25	$ 24
Notes receivable						$ 3,000
Class A Unitholder Note Issued April 2020 | Class A Unitholders
Related Party Transaction [Line Items]
Interest rate		126.00%
Interest income		$ 10	4
Notes receivable		$ 1,158	$ 1,148		$ 1,148
Repayment period following IPO		30 days